Capital Structure - Additional Information (Details) - USD ($) $ / shares in Units, $ in Thousands								12 Months Ended
		Jan. 01, 2025	Nov. 29, 2024	Nov. 26, 2024	Aug. 13, 2019	Sep. 20, 2016	May 02, 2013	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	May 01, 2025	Jan. 02, 2025
Class of Stock [Line Items]
Additional paid in capital	[1]							$ 803,400	$ 761,700
Aggregate Liquidation Preference Shares								725,000	1,000,000	$ 775,000
Preferred Stock Issuance Cost								25,100	29,500	$ 21,500
Authorized share capital								$ 977	$ 977
Number of ordinary shares								750,000,000	750,000,000
Ordinary shares, par value								$ 0.001	$ 0.001		$ 0.001
Number of preference shares								150,000,000	150,000,000
Preference shares, par value								$ 0.0015144558
Ordinary shares, issued								91,838,366	90,833,333
Preference shares liquidation preference, value				$ 225,000	$ 250,000
2025 Equity and Incentive Plan
Class of Stock [Line Items]
Shares Issued, Shares, Share-Based Payment Arrangement, before Forfeiture								1,005,033
5.950% Preference Shares (AHL PRC)
Class of Stock [Line Items]
Preferred Stock Issuance Cost							$ 4,400
Preference shares, par value								$ 0.0015144558	$ 0.0015144558
Preference shares, issued							11,000,000,000,000	0	11,000,000
Preference shares, rate		5.95%	5.95%				5.95%	5.95%	5.95%
Redemption price per share							$ 25	$ 25	$ 25			$ 25
Proceeds or share issuance							$ 270,600
Preference shares liquidation preference, value							$ 275,000					$ 275,000
5.625% Preference Shares (AHL PRD)
Class of Stock [Line Items]
Preferred Stock Issuance Cost						$ 8,700
Preference shares, par value								$ 0.0015144558	$ 0.0015144558
Preference shares, issued						10,000,000		10,000,000	10,000,000
Preference shares, rate						5.625%		5.625%
Redemption price per share						$ 25		$ 25	$ 25
Proceeds or share issuance						$ 241,300
Preference shares liquidation preference, value						$ 250,000
5.625% Preference Shares, rep by Dep Shares (AHL PRE)
Class of Stock [Line Items]
Preferred Stock Issuance Cost					$ 8,400
Preference shares, par value								$ 0.0015144558	$ 0.0015144558
Preference shares, issued					10,000,000			10,000,000	10,000,000
Preference shares, rate					5.625%			5.625%
Redemption price per share					$ 25			$ 25,000	$ 25,000
7.00% Preference Shares, rep by Dep Shares (AHL PRF)
Class of Stock [Line Items]
Preferred Stock Issuance Cost				$ 8,000
Preference shares, par value								$ 0.0015144558	$ 0.0015144558
Preference shares, issued				9,000,000				9,000,000	9,000,000
Preference shares, rate				7.00%				7.00%	7.00%
Redemption price per share				$ 25				$ 25,000	$ 25,000
Proceeds or share issuance				$ 217,000
Additional paid-in capital (1) | Preference shares
Class of Stock [Line Items]
Proceeds or share issuance					$ 241,600

[1]	Ordinary shares and additional paid-in capital have been retroactively adjusted to reflect the Ordinary Share Exchange, for all periods presented. Refer to Note 12, “Capital Structure” for further details.